Share Capital and Additional Paid-In Capital	12 Months Ended
Mar. 31, 2026
Share Capital and Additional Paid-In Capital [Abstract]
SHARE CAPITAL AND ADDITIONAL PAID-IN CAPITAL

NOTE 27 — SHARE CAPITAL AND ADDITIONAL PAID-IN CAPITAL

Following table illustrate the total IPO costs deducted to the additional paid-in capital

As at March 31, 2025
Deferred IPO costs as of March 31, 2024	$1,260,075
IPO costs paid during the year ended March 31, 2025	1,377,579
Shares issued advanced amortized for deferred IPO costs	914,857

Total IPO costs deducted to the additional paid-in capital during the year ended March 31, 2025	$3,552,511

	Number of shares	Amount	Additional Paid-in Capital
Authorized Class A Ordinary shares of US$0.001 as at March 31, 2026 *	940,000,000	$940,000	$—
Authorized Class B Ordinary shares of US$0.001 as at March 31, 2026 *	60,000,000	$60,000	$—
Issued Class A Ordinary shares of US$0.001 as at March 31, 2025 *	11,000,000	$11,000	$3,463,898
Issued Class B Ordinary shares of US$0.001 as at March 31, 2025 *	—	$—	$—
Issued Class A Ordinary shares of US$0.001 as at March 31, 2026 *	16,349,986	$16,350	$8,951,411
Issued Class B Ordinary shares of US$0.001 as at March 31, 2026 *	7,150,000	$7,150	$—

*	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.

Class A Ordinary Shares

On December 1, 2023, the Company issued to two shareholders, 617,850 shares each, at unit price $0.001 per share as instructed by old shareholder of the Company to reflect transferring of shares.

On December 1, 2023, the Company issued to three shareholders 474,100 shares each, for their services in connection with the IPO and pre-IPO financing and cash consideration of $1,422 in total. As the services were going to be provided over the time till closing of IPO of the Company, the Company determined the value of the shares at average price over the whole service period in accordance with IFRS 2-13. During the fiscal year ended March 31, 2024, the fair value of the shares were valued at $1,831,137. After deducting the $1,422 cash consideration received by the Company, remaining value of $1,829,715 were determined as the service fee prepaid to the three parties. The services are estimated at 2-years service period, thus $914,857 were recorded as a deferred IPO costs for the services provided and $914,858 were recorded as a prepayment for the service to be provided for the next year as of March 31, 2024. As of March 31, 2025, the Company closed an IPO, therefore, the total service cost of $1,829,715 were recorded into deferred IPO costs and then immediately offset to the additional paid in capital.

On January 1, 2026, the Company repurchased 7,150,000 Class A ordinary shares, from controlling shareholder, with consideration of $1.

On March 25, 2026, the Company completed a private placement, by issuance 12,499,986 shares of Class A ordinary shares and 24,999,972 warrants, raising aggregate gross proceeds of $6,500,013. The warrants qualify as equity instruments and are recorded within additional paid-in capital.

Class B Ordinary Shares

On January 1, 2026, the Company issued 7,150,000 Class B ordinary shares with consideration of $1, which is used by the Company to repurchase 7,150,000 Class A ordinary shares.

Shares Subscription Reserve

On March 25, 2026, the private placement investors injected cash of $250,000 to exercise all the 24,999,972 warrants to subscribe 24,999,972 shares of Class A ordinary shares of the Company. As of March 31, 2026, the Company has not issued the shares yet. $250,000 was recorded as shares subscription reserve. In April 2026, the Company has issued the 24,999,972 subscription shares.